Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 47,349	¥ 45,049
Other assets	35,753	20,245
Other current liabilities	(5,586)	(2,589)
Deferred income taxes-non-current liabilities	(146,229)	(90,179)
Net deferred tax liabilities	¥ (68,713)	¥ (27,474)